Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information about our approach to rewarding our NEOs in a “pay for performance” manner for accomplishment of pre-defined business goals and objectives, refer to the Compensation Discussion and Analysis section of this Proxy Statement.
2023 Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[7]	EPS[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$15,493,240	$26,664,494	$3,457,624	$5,595,542	$186	$211	$815	$5.92
2022	$11,685,472	$14,962,045	$2,629,586	$3,049,535	$131	$133	$633	$4.86
2021	$11,027,238	$15,961,883	$3,806,454	$3,565,170	$120	$150	$558	$4.26
2020	$11,044,419	$9,083,133	$2,847,857	$1,487,328	$95	$120	$414	$3.79
[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for Rafael Santana (our Principal Executive Officer ”PEO“) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Santana, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Santana during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Santana’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards[a]	Equity Award Adjustment[b]	Compensation Actually Paid to PEO
2023	$15,493,240	$(10,655,185)	$21,826,440	$26,664,494
2022	$11,685,472	$(8,200,042)	$11,476,615	$14,962,045
2021	$11,027,238	$(7,201,548)	$12,136,195	$15,961,883
2020	$11,044,419	$(5,832,485)	$3,871,198	$9,083,133
[a]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[b]
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$14,084,958	$7,765,458	$—	$(74,368)	$—	50,392	$21,826,440
2022	$9,319,998	$2,184,162	$—	$(70,543)	$—	$42,998	$11,476,615
2021	$9,065,366	$2,976,341	$—	$61,792	$—	$32,696	$12,136,195
2020	$5,441,403	$(1,379,240)	$—	$(221,467)	$—	$30,502	$3,871,198
[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Santana, who has served as our CEO since July 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Santana) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, John Olin, David L. DeNinno, Pascal Schweitzer, and Eric Gebhardt; (ii) for 2022, John Olin, David L. DeNinno, Pascal Schweitzer, and Eric Gebhardt; (iii) for 2021, John Olin, David L. DeNinno, Pascal Schweitzer, Eric Gebhardt, Patrick D. Dugan; and for 2020, Patrick D. Dugan, David L. DeNinno, Pascal Schweitzer, Nicole Theophilus, Albert J. Neupaver, and Scott E. Wahlstrom.

[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Santana), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Santana) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Santana) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments[a]	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,457,624	$(1,621,522)	$3,759,440	$5,595,542
2022	$2,629,586	$(1,250,011)	$1,669,960	$3,049,535
2021	$3,806,454	$(1,917,786)	$1,676,503	$3,565,170
2020	$2,847,857	$(1,531,362)	$170,833	$1,487,328
[a]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,583,295	$1,173,276	$—	($3,079)	$—	$5,948	$3,759,440
2022	$1,420,738	$244,469	$—	$290	$—	$4,463	$1,669,960
2021	$1,016,773	$373,430	$175,446	$104,296	$—	$6,558	$1,676,503
2020	$1,409,472	$(905,176)	$55,683	$(399,355)	$—	$10,209	$170,833
[5]
Cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period based on a deemed fixed investment of $100 at the beginning of such period.

[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our peer group of manufacturing companies which consists of the following publicly traded companies: AGCO, AMETEK, Borg Warner, CSX, Dover, Emerson Electric, Fortive Corporation, Greenbriar Companies, Howmet Aerospace Inc., Illinois Tool Works, Ingersoll-Rand, Norfolk Southern, Oshkosh, Parker-Hannifin Corporation, Rockwell Automation, Terex, Textron, Trinity and Xylem. There was no change from the group used for 2022. Howmet Aerospace Inc. was formerly known as Arconic, Inc. (included in the 2022 group) and changed its name as the result of a separation of its business.

[7]	The dollar amounts reported represent the amount of net income excluding non-controlling interest reflected in the Company’s audited financial statements for the applicable year.
[8]	EPS means our “adjusted earnings per diluted share” calculated as U.S. GAAP earnings per diluted share, adjusted for non-cash amortization expense and certain restructuring costs.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for Rafael Santana (our Principal Executive Officer ”PEO“) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Santana, who has served as our CEO since July 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Santana) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, John Olin, David L. DeNinno, Pascal Schweitzer, and Eric Gebhardt; (ii) for 2022, John Olin, David L. DeNinno, Pascal Schweitzer, and Eric Gebhardt; (iii) for 2021, John Olin, David L. DeNinno, Pascal Schweitzer, Eric Gebhardt, Patrick D. Dugan; and for 2020, Patrick D. Dugan, David L. DeNinno, Pascal Schweitzer, Nicole Theophilus, Albert J. Neupaver, and Scott E. Wahlstrom.

Peer Group Issuers, Footnote
[6]
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our peer group of manufacturing companies which consists of the following publicly traded companies: AGCO, AMETEK, Borg Warner, CSX, Dover, Emerson Electric, Fortive Corporation, Greenbriar Companies, Howmet Aerospace Inc., Illinois Tool Works, Ingersoll-Rand, Norfolk Southern, Oshkosh, Parker-Hannifin Corporation, Rockwell Automation, Terex, Textron, Trinity and Xylem. There was no change from the group used for 2022. Howmet Aerospace Inc. was formerly known as Arconic, Inc. (included in the 2022 group) and changed its name as the result of a separation of its business.

PEO Total Compensation Amount	$ 15,493,240	$ 11,685,472	$ 11,027,238	$ 11,044,419
PEO Actually Paid Compensation Amount	$ 26,664,494	14,962,045	15,961,883	9,083,133
Adjustment To PEO Compensation, Footnote
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Santana, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Santana during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Santana’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards[a]	Equity Award Adjustment[b]	Compensation Actually Paid to PEO
2023	$15,493,240	$(10,655,185)	$21,826,440	$26,664,494
2022	$11,685,472	$(8,200,042)	$11,476,615	$14,962,045
2021	$11,027,238	$(7,201,548)	$12,136,195	$15,961,883
2020	$11,044,419	$(5,832,485)	$3,871,198	$9,083,133
[a]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[b]
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$14,084,958	$7,765,458	$—	$(74,368)	$—	50,392	$21,826,440
2022	$9,319,998	$2,184,162	$—	$(70,543)	$—	$42,998	$11,476,615
2021	$9,065,366	$2,976,341	$—	$61,792	$—	$32,696	$12,136,195
2020	$5,441,403	$(1,379,240)	$—	$(221,467)	$—	$30,502	$3,871,198

Non-PEO NEO Average Total Compensation Amount	$ 3,457,624	2,629,586	3,806,454	2,847,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,595,542	3,049,535	3,565,170	1,487,328
Adjustment to Non-PEO NEO Compensation Footnote
[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Santana), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Santana) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Santana) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments[a]	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,457,624	$(1,621,522)	$3,759,440	$5,595,542
2022	$2,629,586	$(1,250,011)	$1,669,960	$3,049,535
2021	$3,806,454	$(1,917,786)	$1,676,503	$3,565,170
2020	$2,847,857	$(1,531,362)	$170,833	$1,487,328
[a]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$2,583,295	$1,173,276	$—	($3,079)	$—	$5,948	$3,759,440
2022	$1,420,738	$244,469	$—	$290	$—	$4,463	$1,669,960
2021	$1,016,773	$373,430	$175,446	$104,296	$—	$6,558	$1,676,503
2020	$1,409,472	$(905,176)	$55,683	$(399,355)	$—	$10,209	$170,833

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid to Certain Measures
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the 2023 Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the 2023 Pay Versus Performance Table.
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is tied to the value of our stock and, as such, the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased, but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR and the Company’s Peer Group’s TSR; (ii) the Company’s net income; and (iii) EPS.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid to Certain Measures
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the 2023 Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the 2023 Pay Versus Performance Table.
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is tied to the value of our stock and, as such, the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased, but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR and the Company’s Peer Group’s TSR; (ii) the Company’s net income; and (iii) EPS.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid to Certain Measures
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the 2023 Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the 2023 Pay Versus Performance Table.
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is tied to the value of our stock and, as such, the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased, but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR and the Company’s Peer Group’s TSR; (ii) the Company’s net income; and (iii) EPS.

Total Shareholder Return Vs Peer Group
Relationship of Compensation Actually Paid to Certain Measures
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the 2023 Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the 2023 Pay Versus Performance Table.
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis. Specifically, a large portion of the NEOs’ compensation is tied to the value of our stock and, as such, the CEO and non-CEO “compensation actually paid” each year was aligned with our TSR performance and increased when our TSR performance increased, but declined when our TSR performance declined. The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR and the Company’s Peer Group’s TSR; (ii) the Company’s net income; and (iii) EPS.

Tabular List, Table
Most Important Performance Measures for 2023
As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program includes linking pay of our NEOs to Company, business unit and individual performance as a key objective. The metrics that the Company uses for both our annual cash incentive awards and for performance units that are part of our long-term incentive compensation awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our long-term stockholders.
For 2023, the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

EPS
Annual Cash Conversion
Cumulative Cash Conversion
Return on Invested Capital
Relative TSR

Total Shareholder Return Amount	$ 186	131	120	95
Peer Group Total Shareholder Return Amount	211	133	150	120
Net Income (Loss)	$ 815,000,000	$ 633,000,000	$ 558,000,000	$ 414,000,000
Company Selected Measure Amount | $ / shares	5.92	4.86	4.26	3.79
PEO Name	Rafael Santana	Rafael Santana	Rafael Santana	Rafael Santana
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Annual Cash Conversion
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Cash Conversion
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,655,185)	$ (8,200,042)	$ (7,201,548)	$ (5,832,485)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,826,440	11,476,615	12,136,195	3,871,198
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,084,958	9,319,998	9,065,366	5,441,403
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,765,458	2,184,162	2,976,341	(1,379,240)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,368)	(70,543)	61,792	(221,467)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,392	42,998	32,696	30,502
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,621,522)	(1,250,011)	(1,917,786)	(1,531,362)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,759,440	1,669,960	1,676,503	170,833
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,583,295	1,420,738	1,016,773	1,409,472
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,173,276	244,469	373,430	(905,176)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	175,446	55,683
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,079)	290	104,296	(399,355)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,948	$ 4,463	$ 6,558	$ 10,209